Fair value of financial instruments - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Oct. 31, 2018
Disclosure of fair value measurements of assets and liabilities [line items]
Derivative assets	$ 84,816		$ 94,039
Derivative liabilities	81,766		90,238
Recurring [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Derivative assets	84,816		94,039
Derivative liabilities	81,766		$ 90,238
Investment [member] | Recurring [member] | Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	11	$ 32
Net derivative balances, category [Member] | Recurring [member] | Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Derivative assets	420	485
Derivative liabilities	$ 1,047	$ 1,132